Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000171792 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171792 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171792 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171792 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171792 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171792 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171792 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171792 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171792 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171792 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000171792 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000171792 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171792 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171792 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000171792 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171792 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171792 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171792 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171792 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171790 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171790 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171790 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171790 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171790 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171790 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171790 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171790 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171790 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171790 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000171790 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000171790 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171790 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171790 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000171790 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171790 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171790 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171790 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171790 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021244 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021244 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021244 | U.S. Treasury BondsFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | U.S. Treasury NotesFR_9128286A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | U.S. Government Obligations_FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000021244 | _FR_78437DAC4
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021244 | AA_FR_30231GAT9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021244 | BBB_FR_958667AE7
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000021244 | BB_FR_92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021244 | B_FR_92769XAR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021244 | CCC and Below_FR_126307BH9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021244 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021244 | _FR_85520LV44_0.000000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021244 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000021244 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000021244 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021244 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021244 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021244 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021244 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021244 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021244 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021244 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021244 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021246 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021246 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021246 | U.S. Treasury BondsFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | U.S. Treasury NotesFR_9128286A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | U.S. Government Obligations_FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000021246 | _FR_78437DAC4
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021246 | AA_FR_30231GAT9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021246 | BBB_FR_958667AE7
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000021246 | BB_FR_92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021246 | B_FR_92769XAR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021246 | CCC and Below_FR_126307BH9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021246 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021246 | _FR_85520LV44_0.000000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021246 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000021246 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000021246 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021246 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021246 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021246 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021246 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021246 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021246 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021246 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021246 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081828 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081828 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081828 | U.S. Treasury BondsFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | U.S. Treasury NotesFR_9128286A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | U.S. Government Obligations_FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000081828 | _FR_78437DAC4
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000081828 | AA_FR_30231GAT9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000081828 | BBB_FR_958667AE7
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000081828 | BB_FR_92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081828 | B_FR_92769XAR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081828 | CCC and Below_FR_126307BH9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081828 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081828 | _FR_85520LV44_0.000000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000081828 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000081828 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000081828 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000081828 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081828 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000081828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000081828 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081828 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081828 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081828 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081828 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021247 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021247 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021247 | U.S. Treasury BondsFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | U.S. Treasury NotesFR_9128286A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | U.S. Government Obligations_FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000021247 | _FR_78437DAC4
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021247 | AA_FR_30231GAT9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000021247 | BBB_FR_958667AE7
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000021247 | BB_FR_92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021247 | B_FR_92769XAR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021247 | CCC and Below_FR_126307BH9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021247 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021247 | _FR_85520LV44_0.000000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021247 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000021247 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000021247 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021247 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021247 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000021247 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000021247 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021247 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021247 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021247 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021247 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234684 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234684 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234684 | U.S. Treasury BondsFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | U.S. Treasury NotesFR_9128286A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | U.S. Government Obligations_FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000234684 | _FR_78437DAC4
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000234684 | AA_FR_30231GAT9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000234684 | BBB_FR_958667AE7
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000234684 | BB_FR_92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234684 | B_FR_92769XAR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234684 | CCC and Below_FR_126307BH9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000234684 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234684 | _FR_85520LV44_0.000000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234684 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000234684 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000234684 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234684 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234684 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000234684 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000234684 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234684 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234684 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234684 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234684 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156745 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F020653
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156745 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156745 | U.S. Treasury BondsFR_912810QB7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | U.S. Treasury NotesFR_9128286A3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | U.S. Government Obligations_FR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000156745 | _FR_78437DAC4
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000156745 | AA_FR_30231GAT9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | A_FR_718172BL2
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000156745 | BBB_FR_958667AE7
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156745 | BB_FR_92676XAD9
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156745 | B_FR_92769XAR6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156745 | CCC and Below_FR_126307BH9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156745 | Not Rated_FR_362341Z44
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156745 | _FR_85520LV44_0.000000_2025-08-04
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156745 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000156745 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000156745 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156745 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156745 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000156745 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156745 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156745 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156745 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156745 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156745 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021200 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021200 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021200 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021200 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021200 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021200 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021200 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021200 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021200 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021200 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021200 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000021200 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021200 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021200 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000021200 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021200 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021200 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021200 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021200 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021200 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021202 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021202 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021202 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021202 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021202 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021202 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021202 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021202 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021202 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021202 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021202 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000021202 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021202 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021202 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000021202 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021202 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021202 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021202 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021202 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021202 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081825 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000081825 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081825 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081825 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081825 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000081825 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081825 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081825 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081825 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081825 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000081825 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081825 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000081825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000081825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000081825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081825 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021203 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000021203 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021203 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021203 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021203 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021203 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021203 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021203 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021203 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021203 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021203 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000021203 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021203 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021203 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000021203 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000021203 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021203 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021203 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021203 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021203 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234682 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000234682 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000234682 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234682 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234682 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234682 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234682 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234682 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234682 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234682 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234682 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000234682 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234682 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234682 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000234682 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000234682 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000234682 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000234682 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234682 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234682 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215064 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000215064 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000215064 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000215064 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000215064 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215064 | Aurora Innovation, Inc.FR_051774107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215064 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215064 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215064 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215064 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000215064 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215064 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215064 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000215064 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000215064 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000215064 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000215064 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000215064 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215064 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240466 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240466 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240466 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000240466 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240466 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240466 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000240466 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240466 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000240466 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240466 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000240466 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000240466 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000240466 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000240466 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240466 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240466 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240466 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240466 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240466 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240466 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240466 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240467 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240467 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240467 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000240467 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240467 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240467 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000240467 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240467 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000240467 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240467 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000240467 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000240467 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000240467 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000240467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240467 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240467 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240467 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240467 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240467 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000240465 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240465 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240465 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000240465 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240465 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000240465 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000240465 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240465 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000240465 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240465 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000240465 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000240465 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000240465 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000240465 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000240465 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000240465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240465 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240465 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000240465 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240465 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240465 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137931 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137931 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137931 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000137931 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137931 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000137931 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000137931 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000137931 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000137931 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137931 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000137931 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000137931 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000137931 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000137931 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000137931 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137931 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000137931 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137931 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137931 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137931 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137931 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171831 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171831 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171831 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000171831 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171831 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171831 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000171831 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171831 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000171831 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171831 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000171831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000171831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000171831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000171831 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000171831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171831 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171831 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171831 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171831 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171829 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171829 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171829 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000171829 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171829 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171829 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000171829 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171829 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000171829 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171829 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000171829 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000171829 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000171829 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000171829 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000171829 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171829 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171829 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171829 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171829 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171829 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171829 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171830 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171830 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171830 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000171830 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171830 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171830 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000171830 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171830 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000171830 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171830 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000171830 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000171830 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000171830 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000171830 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000171830 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171830 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171830 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171830 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171830 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171830 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171830 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228029 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228029 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228029 | Thunder Bay Funding LLCFR_88602TSG9_0.000000_2025-05-16
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | U.S. Government Obligations_FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000228029 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228029 | AA_FR_30303M8M7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | A_FR_693475BW4
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228029 | BBB_FR_595112CD3
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000228029 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228029 | CCC and Below_FR_12668ACZ6
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000228029 | _FR_02151BBG2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228029 | Not Rated_FR_466247BL6
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000228029 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000228029 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000228029 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000228029 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000228029 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228029 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228029 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228029 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228029 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228029 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228029 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000103735 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103735 | Mexico Government International BondsFR_91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103735 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103735 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103735 | Philippines Government International BondsFR_718286DG9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103735 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103735 | Egypt Treasury BillsFR_ACI2RWJN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103735 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103735 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103735 | Petroleos MexicanosFR_71654QDC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103735 | U.S. Government Obligations_FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103735 | _FR_ACI2TPN74
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103735 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103735 | A_FR_716743AX7
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103735 | BBB_FR_00111VAD9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000103735 | BB_FR_ACI2T8Q04
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000103735 | Not Rated_FR_900148AF4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103735 | CCC and Below_FR_ACI2PHH16
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103735 | _FR_ACI2SS6H6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103735 | _FR_05674RAQ7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103735 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103735 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000103735 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103735 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103735 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103735 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000103735 | AssetShort-Term Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103735 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103736 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103736 | Mexico Government International BondsFR_91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103736 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103736 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103736 | Philippines Government International BondsFR_718286DG9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103736 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103736 | Egypt Treasury BillsFR_ACI2RWJN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103736 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103736 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103736 | Petroleos MexicanosFR_71654QDC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103736 | U.S. Government Obligations_FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103736 | _FR_ACI2TPN74
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103736 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103736 | A_FR_716743AX7
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103736 | BBB_FR_00111VAD9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000103736 | BB_FR_ACI2T8Q04
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000103736 | Not Rated_FR_900148AF4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103736 | CCC and Below_FR_ACI2PHH16
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103736 | _FR_ACI2SS6H6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103736 | _FR_05674RAQ7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103736 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103736 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000103736 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103736 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103736 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103736 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000103736 | AssetShort-Term Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103736 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103737 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103737 | Mexico Government International BondsFR_91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103737 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103737 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103737 | Philippines Government International BondsFR_718286DG9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103737 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103737 | Egypt Treasury BillsFR_ACI2RWJN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103737 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103737 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103737 | Petroleos MexicanosFR_71654QDC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103737 | U.S. Government Obligations_FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103737 | _FR_ACI2TPN74
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103737 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103737 | A_FR_716743AX7
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103737 | BBB_FR_00111VAD9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000103737 | BB_FR_ACI2T8Q04
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000103737 | Not Rated_FR_900148AF4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103737 | CCC and Below_FR_ACI2PHH16
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103737 | _FR_ACI2SS6H6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103737 | _FR_05674RAQ7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103737 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103737 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000103737 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103737 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103737 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103737 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000103737 | AssetShort-Term Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103737 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000103738 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103738 | Mexico Government International BondsFR_91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103738 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103738 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103738 | Philippines Government International BondsFR_718286DG9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103738 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103738 | Egypt Treasury BillsFR_ACI2RWJN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103738 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103738 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103738 | Petroleos MexicanosFR_71654QDC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103738 | U.S. Government Obligations_FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103738 | _FR_ACI2TPN74
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103738 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000103738 | A_FR_716743AX7
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000103738 | BBB_FR_00111VAD9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000103738 | BB_FR_ACI2T8Q04
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000103738 | Not Rated_FR_900148AF4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000103738 | CCC and Below_FR_ACI2PHH16
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000103738 | _FR_ACI2SS6H6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000103738 | _FR_05674RAQ7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103738 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000103738 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000103738 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000103738 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000103738 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103738 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000103738 | AssetShort-Term Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103738 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156761 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156761 | Mexico Government International BondsFR_91087BBD1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156761 | Mexico Government International BondsFR_91087BBC3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156761 | Republic of Poland Government International BondsFR_731011AZ5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156761 | Philippines Government International BondsFR_718286DG9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156761 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156761 | Egypt Treasury BillsFR_ACI2RWJN1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156761 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156761 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156761 | Petroleos MexicanosFR_71654QDC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156761 | U.S. Government Obligations_FR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156761 | _FR_ACI2TPN74
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156761 | A_FR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156761 | A_FR_716743AX7
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000156761 | BBB_FR_00111VAD9
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000156761 | BB_FR_ACI2T8Q04
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000156761 | Not Rated_FR_900148AF4
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000156761 | CCC and Below_FR_ACI2PHH16
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156761 | _FR_ACI2SS6H6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156761 | _FR_05674RAQ7
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156761 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000156761 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000156761 | AssetShort-Term Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156761 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216506 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216506 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000216506 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216506 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216506 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216506 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216506 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216506 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216506 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216506 | Fairfax India Holdings Corp.FR_303897961
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216506 | China
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000216506 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000216506 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000216506 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000216506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216506 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216506 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216506 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000216506 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000216506 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216506 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000216506 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000216506 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216506 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000216506 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216506 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216506 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216506 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216506 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216505 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216505 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000216505 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216505 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216505 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216505 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216505 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216505 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216505 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216505 | Fairfax India Holdings Corp.FR_303897961
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216505 | China
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000216505 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000216505 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000216505 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000216505 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216505 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216505 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216505 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216505 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216505 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000216505 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000216505 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216505 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000216505 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000216505 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216505 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000216505 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216505 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216505 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216505 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216505 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216501 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000216501 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216501 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216501 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216501 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216501 | Reliance Industries Ltd.FR_609962907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216501 | HDFC Bank Ltd.FR_BK1N46907
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216501 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216501 | Fairfax India Holdings Corp.FR_303897961
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216501 | China
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000216501 | India
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000216501 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000216501 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000216501 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216501 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216501 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216501 | Greece
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000216501 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216501 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000216501 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000216501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000216501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000216501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000216501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125977 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125977 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125977 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125977 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125977 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125977 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125977 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125977 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125977 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125977 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125977 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000125977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125977 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000125978 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125978 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125978 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125978 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125978 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125978 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125978 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125978 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125978 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125978 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125978 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000125978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125978 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000125979 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125979 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125979 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125979 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125979 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125979 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125979 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125979 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125979 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125979 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125979 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000125979 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125979 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000125980 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125980 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000125980 | Enterprise Products Partners LPFR_293792107
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000125980 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000125980 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000125980 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000125980 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125980 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125980 | DT Midstream, Inc.FR_23345M107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125980 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125980 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000125980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125980 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000132297 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132297 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | Bausch & Lomb Corp.FR_C0787FAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132297 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132297 | Veritiv Corp.FR_92338TAB2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132297 | Upfield BVFR_BA000FVY5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132297 | AAA_FR_44928XAY0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132297 | BBB_FR_90932RAP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | BB_FR_23340DAU6
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132297 | B_FR_42328DAK4
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000132297 | _FR_24521WAC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132297 | CCC and Below_FR_62908HAP0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132297 | Not Rated_FR_36173YAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132297 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132297 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132297 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132297 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132297 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132297 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000132297 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132297 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000132298 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132298 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | Bausch & Lomb Corp.FR_C0787FAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132298 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132298 | Veritiv Corp.FR_92338TAB2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132298 | Upfield BVFR_BA000FVY5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132298 | AAA_FR_44928XAY0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132298 | BBB_FR_90932RAP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | BB_FR_23340DAU6
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132298 | B_FR_42328DAK4
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000132298 | _FR_24521WAC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132298 | CCC and Below_FR_62908HAP0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132298 | Not Rated_FR_36173YAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132298 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132298 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132298 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132298 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132298 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132298 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000132298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132298 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000132299 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132299 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | Bausch & Lomb Corp.FR_C0787FAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132299 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132299 | Veritiv Corp.FR_92338TAB2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132299 | Upfield BVFR_BA000FVY5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132299 | AAA_FR_44928XAY0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132299 | BBB_FR_90932RAP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | BB_FR_23340DAU6
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132299 | B_FR_42328DAK4
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000132299 | _FR_24521WAC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132299 | CCC and Below_FR_62908HAP0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132299 | Not Rated_FR_36173YAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132299 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132299 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132299 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132299 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132299 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132299 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000132299 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132299 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000132300 | Tenet Healthcare Corp.FR_88033GDQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132300 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | Bausch & Lomb Corp.FR_C0787FAB8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | BCPE North Star U.S. HoldCo 2, Inc.FR_05552DAD4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132300 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132300 | Veritiv Corp.FR_92338TAB2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132300 | Upfield BVFR_BA000FVY5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000132300 | AAA_FR_44928XAY0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132300 | BBB_FR_90932RAP9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | BB_FR_23340DAU6
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000132300 | B_FR_42328DAK4
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000132300 | _FR_24521WAC3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132300 | CCC and Below_FR_62908HAP0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132300 | Not Rated_FR_36173YAB6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000132300 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132300 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000132300 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132300 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000132300 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000132300 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000132300 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000132300 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000021252 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021252 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021252 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021252 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021252 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021252 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021252 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021252 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021252 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021252 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021252 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021252 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021252 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000021252 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000021252 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021254 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021254 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021254 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021254 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021254 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021254 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021254 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021254 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021254 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021254 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021254 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021254 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021254 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000021254 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000021254 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081830 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081830 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081830 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081830 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081830 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081830 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081830 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081830 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081830 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081830 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081830 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000081830 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081830 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000081830 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000081830 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021255 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021255 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021255 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021255 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021255 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021255 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021255 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021255 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021255 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021255 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021255 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021255 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021255 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000021255 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000021255 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171813 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171813 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171813 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171813 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171813 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171813 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171813 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171813 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171813 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171813 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171813 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171813 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171813 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000171813 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000171813 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171811 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171811 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171811 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171811 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171811 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171811 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171811 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171811 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171811 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171811 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171811 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171811 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171811 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000171811 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000171811 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171812 | U.S. Treasury BillsFR_912797QH3_0.010000_2025-08-05
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171812 | U.S. Treasury BillsFR_912797NN3_0.010000_2025-05-29
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171812 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.368609_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171812 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.395609_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171812 | U.S. Treasury BillsFR_912797PU5_0.010000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171812 | U.S. Treasury NotesFR_91282CBT7_0.750000_2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171812 | U.S. Treasury BillsFR_912797QM2_0.010000_2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171812 | Federal Home Loan BanksFR_3130B4FY2_4.365000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171812 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171812 | U.S. Treasury BillsFR_912797PV3_0.010000_2026-03-19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171812 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171812 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171812 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000171812 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000171812 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021232 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021232 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021232 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021232 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021232 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021232 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021232 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021232 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021232 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000021232 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000021232 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021232 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021232 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021232 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000021232 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000021232 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021234 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021234 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021234 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021234 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021234 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021234 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021234 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021234 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021234 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000021234 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000021234 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021234 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021234 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021234 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021234 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000021234 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000021234 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081826 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081826 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081826 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081826 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081826 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081826 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081826 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081826 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081826 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000081826 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000081826 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081826 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081826 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081826 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000081826 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000081826 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021235 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021235 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021235 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021235 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021235 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021235 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021235 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021235 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021235 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000021235 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000021235 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021235 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021235 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021235 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021235 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000021235 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000021235 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171810 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171810 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171810 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171810 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171810 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171810 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171810 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171810 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171810 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000171810 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000171810 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171810 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171810 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171810 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171810 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000171810 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171810 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171808 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171808 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171808 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171808 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171808 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171808 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171808 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171808 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171808 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000171808 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000171808 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171808 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171808 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171808 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000171808 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171808 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171809 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171809 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171809 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171809 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171809 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171809 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171809 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171809 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171809 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000171809 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000171809 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171809 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171809 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171809 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000171809 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171809 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156743 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156743 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156743 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156743 | CHS/Community Health Systems, Inc.FR_12543DBN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156743 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156743 | Constellium SEFR_21039CAD6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156743 | Graphic Packaging International LLCFR_38869AAE7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156743 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | UKG, Inc.FR_89841EAB1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | BBB_FR_780153BU5
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156743 | BB_FR_05368VAB2
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000156743 | B_FR_053773BJ5
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000156743 | CCC and Below_FR_126307BN6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156743 | B_FR_86745GAG8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156743 | Not Rated_FR_006ESCBK2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156743 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156743 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	90.00%
C000156743 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000156743 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000129483 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129483 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129483 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129483 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129483 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129483 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | Mida Mountain Village Public Infrastructure DistrictFR_59561UAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | Downtown East Streetcar Sewer Public Infrastructure DistrictFR_261151AB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | District of ColumbiaFR_254840EE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129483 | AA_FR_694210AN5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129483 | A_FR_93978LHW9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129483 | _FR_70275QAM5
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000129483 | BB_FR_186347AC4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129483 | Not Rated_FR_60534TLQ6
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000129483 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129483 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129483 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000129484 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129484 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129484 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129484 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129484 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129484 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | Mida Mountain Village Public Infrastructure DistrictFR_59561UAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | Downtown East Streetcar Sewer Public Infrastructure DistrictFR_261151AB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | District of ColumbiaFR_254840EE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129484 | AA_FR_694210AN5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129484 | A_FR_93978LHW9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129484 | _FR_70275QAM5
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000129484 | BB_FR_186347AC4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129484 | Not Rated_FR_60534TLQ6
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000129484 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129484 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129484 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000129485 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000129485 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000129485 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129485 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129485 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129485 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | Mida Mountain Village Public Infrastructure DistrictFR_59561UAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | Downtown East Streetcar Sewer Public Infrastructure DistrictFR_261151AB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | District of ColumbiaFR_254840EE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129485 | AA_FR_694210AN5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000129485 | A_FR_93978LHW9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129485 | _FR_70275QAM5
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000129485 | BB_FR_186347AC4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129485 | Not Rated_FR_60534TLQ6
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000129485 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129485 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129485 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000173652 | California Infrastructure & Economic Development BankFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173652 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173652 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173652 | New Hampshire Business Finance AuthorityFR_63608TAM2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173652 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173652 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | Mida Mountain Village Public Infrastructure DistrictFR_59561UAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | Downtown East Streetcar Sewer Public Infrastructure DistrictFR_261151AB0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | District of ColumbiaFR_254840EE7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | AAA_FR_34074MWM9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173652 | AA_FR_694210AN5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173652 | A_FR_93978LHW9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000173652 | _FR_70275QAM5
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000173652 | BB_FR_186347AC4
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173652 | Not Rated_FR_60534TLQ6
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000173652 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173652 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173652 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137930 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137930 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137930 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000137930 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137930 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137930 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137930 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000137930 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137930 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000137930 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000137930 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137930 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137930 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000137930 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137930 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137927 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137927 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137927 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000137927 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137927 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137927 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137927 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000137927 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137927 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000137927 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000137927 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137927 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137927 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000137927 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137927 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137928 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137928 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137928 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000137928 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137928 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137928 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137928 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000137928 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137928 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000137928 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000137928 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137928 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137928 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000137928 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137928 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137929 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137929 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137929 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000137929 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137929 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137929 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000137929 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000137929 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137929 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000137929 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000137929 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000137929 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000137929 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000137929 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137929 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244911 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244911 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244911 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000244911 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244911 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244911 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244911 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244911 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244911 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244911 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000244911 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244911 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244911 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244911 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244911 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244910 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244910 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244910 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000244910 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244910 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244910 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244910 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244910 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244910 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244910 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000244910 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244910 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244910 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244910 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244910 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244909 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244909 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244909 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000244909 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244909 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244909 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244909 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000244909 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244909 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244909 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000244909 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244909 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244909 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244909 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244909 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172159 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172159 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828Y38
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172159 | U.S. Government Obligations_FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000172159 | AAA_FR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172159 | Not Rated_FR_B3D4VDII0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172159 | A_FR_29379VBY8
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000172159 | BBB_FR_03743QAF5
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000172159 | _FR_94877DAA2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000172159 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000172159 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	72.70%
C000172159 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172159 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000172159 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172159 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172159 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000119592 | County of MontgomeryFR_6133408D3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000119592 | Connecticut State Health & Educational Facilities AuthorityFR_20775DZK1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119592 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XFY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119592 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119592 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119592 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | California Health Facilities Financing AuthorityFR_13032UUP1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119592 | _FR_742290DH9
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119592 | AA_FR_74381MCT0
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000119592 | A_FR_544495R63
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119592 | BBB_FR_69651ABU7
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000119592 | BB_FR_103844AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119592 | _FR_669681AC2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119592 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119592 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000119593 | County of MontgomeryFR_6133408D3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000119593 | Connecticut State Health & Educational Facilities AuthorityFR_20775DZK1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119593 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XFY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119593 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119593 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119593 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | California Health Facilities Financing AuthorityFR_13032UUP1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119593 | _FR_742290DH9
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119593 | AA_FR_74381MCT0
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000119593 | A_FR_544495R63
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119593 | BBB_FR_69651ABU7
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000119593 | BB_FR_103844AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119593 | _FR_669681AC2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119593 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119593 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000119594 | County of MontgomeryFR_6133408D3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000119594 | Connecticut State Health & Educational Facilities AuthorityFR_20775DZK1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119594 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XFY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000119594 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119594 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119594 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | California Health Facilities Financing AuthorityFR_13032UUP1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000119594 | _FR_742290DH9
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119594 | AA_FR_74381MCT0
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000119594 | A_FR_544495R63
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000119594 | BBB_FR_69651ABU7
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000119594 | BB_FR_103844AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119594 | _FR_669681AC2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119594 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119594 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000173651 | County of MontgomeryFR_6133408D3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173651 | Connecticut State Health & Educational Facilities AuthorityFR_20775DZK1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173651 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XFY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173651 | New York City Municipal Water Finance AuthorityFR_64972GCQ5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173651 | Development Authority of Burke CountyFR_121342PQ6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173651 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Isle Wight County Industrial Development AuthorityFR_464637AQ0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | California Health Facilities Financing AuthorityFR_13032UUP1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Wisconsin Health & Educational Facilities AuthorityFR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Fishers Town Hall Building Corp.FR_338042EL4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173651 | _FR_742290DH9
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173651 | AA_FR_74381MCT0
Holdings [Line Items]
Percent of Net Asset Value	62.10%
C000173651 | A_FR_544495R63
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000173651 | BBB_FR_69651ABU7
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173651 | BB_FR_103844AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173651 | _FR_669681AC2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173651 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173651 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000095924 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095924 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095924 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095924 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095924 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095924 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095924 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095924 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000095924 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095924 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000095924 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095924 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095924 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095924 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095924 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095924 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095924 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095924 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095924 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095924 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000095924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000095924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000095924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000095924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000095924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095924 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095924 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095924 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095925 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095925 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095925 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095925 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095925 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095925 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095925 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095925 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000095925 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095925 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000095925 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095925 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095925 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095925 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095925 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095925 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095925 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095925 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095925 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095925 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000095925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000095925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000095925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000095925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000095925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095925 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095925 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095925 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095926 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095926 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095926 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095926 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095926 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095926 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095926 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095926 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000095926 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095926 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000095926 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095926 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095926 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095926 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095926 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095926 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095926 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095926 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095926 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095926 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095926 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000095926 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000095926 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000095926 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095926 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095926 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095926 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000095926 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000095926 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095926 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095926 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095926 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095927 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095927 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095927 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095927 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095927 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095927 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095927 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000095927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000095927 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095927 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000095927 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000095927 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000095927 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095927 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095927 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095927 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000095927 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000095927 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000095927 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000095927 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000095927 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000095927 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095927 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000095927 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000095927 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000095927 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000095927 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095927 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095927 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171816 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171816 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171816 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171816 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171816 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171816 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171816 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171816 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171816 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171816 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171816 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000171816 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171816 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171816 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171816 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171816 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171816 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171816 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171816 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171816 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000171816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000171816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171816 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171814 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171814 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171814 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171814 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171814 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171814 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171814 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171814 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171814 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171814 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171814 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000171814 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171814 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171814 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171814 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171814 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171814 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171814 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171814 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171814 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171814 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171814 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171814 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000171814 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171814 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171814 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000171814 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171814 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171814 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171814 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171814 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171814 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171815 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171815 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171815 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171815 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171815 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171815 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171815 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171815 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171815 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171815 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000171815 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000171815 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171815 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000171815 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171815 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171815 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171815 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171815 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171815 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171815 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171815 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171815 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171815 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000171815 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171815 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171815 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000171815 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000171815 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171815 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171815 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171815 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171815 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156759 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156759 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156759 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156759 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156759 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156759 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156759 | Lloyds Banking Group PLCFR_087061008
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Societe Generale SAFR_596651901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Toyota Industries Corp.FR_690054002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000156759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000156759 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000156759 | France
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000156759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000156759 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156759 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156759 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156759 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156759 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156759 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156759 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156759 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156759 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000156759 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000156759 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000156759 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156759 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156759 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000156759 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000156759 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156759 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156759 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156759 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156759 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198978 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198978 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198978 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198978 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198978 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198978 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198978 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198978 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198978 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198978 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198978 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000198978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198978 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198978 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198978 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000198978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198978 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198978 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198978 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000198978 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198978 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198978 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198978 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000198978 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198978 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198980 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198980 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198980 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198980 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198980 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198980 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198980 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198980 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198980 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198980 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198980 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198980 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198980 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198980 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198980 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198980 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000198980 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198980 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198980 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198980 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198980 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000198980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198980 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198980 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000198980 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198980 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198980 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198980 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000198980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198980 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021184 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021184 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021184 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021184 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021184 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021184 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021184 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021184 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021184 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021184 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000021184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021184 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021184 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021184 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000021184 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021184 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021184 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000021184 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021184 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000021184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000021184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000021184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021184 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198983 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198983 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198983 | Compass Group PLCFR_BD6K45906
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198983 | Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198983 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198983 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198983 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198983 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198983 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198983 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198983 | Japan
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000198983 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198983 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198983 | France
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198983 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198983 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000198983 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000198983 | United States
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198983 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198983 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198983 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000198983 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000198983 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198983 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000198983 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000198983 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000198983 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198983 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198983 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000198983 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198983 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122145 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122145 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122145 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122145 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122145 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122145 | Hikari Tsushin, Inc.FR_641632906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122145 | Square Enix Holdings Co. Ltd.FR_630926004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122145 | Barratt Redrow PLCFR_008118002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | Logista Integral SAFR_BP3QYZ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | Buzzi SpAFR_578220907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000122145 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122145 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122145 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122145 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122145 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122145 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122145 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122145 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122145 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122145 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000122145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122145 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000122145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000122145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000122145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122145 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122146 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122146 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122146 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122146 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122146 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122146 | Hikari Tsushin, Inc.FR_641632906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122146 | Square Enix Holdings Co. Ltd.FR_630926004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122146 | Barratt Redrow PLCFR_008118002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | Logista Integral SAFR_BP3QYZ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | Buzzi SpAFR_578220907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000122146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122146 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122146 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122146 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122146 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122146 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122146 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122146 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122146 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122146 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000122146 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122146 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000122146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000122146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000122146 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122146 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122146 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122146 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250399 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250399 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250399 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250399 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250399 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250399 | Hikari Tsushin, Inc.FR_641632906
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250399 | Square Enix Holdings Co. Ltd.FR_630926004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250399 | Barratt Redrow PLCFR_008118002
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | Logista Integral SAFR_BP3QYZ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | Buzzi SpAFR_578220907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | Japan
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000250399 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000250399 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250399 | France
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000250399 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250399 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250399 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250399 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250399 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250399 | Norway
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250399 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000250399 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250399 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000250399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000250399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000250399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000250399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250399 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250399 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250399 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250399 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200975 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200975 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200975 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200975 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200975 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200975 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200975 | Renault SAFR_471279901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200975 | KDDI Corp.FR_624899902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200975 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200975 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000200975 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200975 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200975 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200975 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200975 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000200975 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200975 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200975 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200975 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200975 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000200975 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200975 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200975 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200975 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200975 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200975 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200975 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200975 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200975 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200975 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200976 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200976 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200976 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200976 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200976 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200976 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200976 | Renault SAFR_471279901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200976 | KDDI Corp.FR_624899902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200976 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200976 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200976 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000200976 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200976 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200976 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200976 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200976 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200976 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200976 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000200976 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200976 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200976 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200976 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200976 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000200976 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200976 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200976 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200976 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200976 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200976 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200976 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200976 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200976 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200976 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200978 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200978 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200978 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200978 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200978 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200978 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200978 | Renault SAFR_471279901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200978 | KDDI Corp.FR_624899902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200978 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200978 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000200978 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200978 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200978 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200978 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200978 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000200978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200978 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200978 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200978 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200978 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000200978 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200978 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200978 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200978 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200978 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200978 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200978 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200978 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200978 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200978 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200977 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200977 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200977 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200977 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200977 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200977 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200977 | Renault SAFR_471279901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200977 | KDDI Corp.FR_624899902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200977 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200977 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200977 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000200977 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000200977 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000200977 | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200977 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200977 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000200977 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200977 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200977 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200977 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200977 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000200977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200977 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200977 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000200977 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000200977 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000200977 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200977 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200977 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200977 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200977 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200977 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200977 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200977 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200977 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200977 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241759 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241759 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241759 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241759 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241759 | Sony Group Corp.FR_835699307
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241759 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241759 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241759 | Kerry Group PLCFR_451957906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241759 | Aviva PLCFR_BPQY8M906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241759 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241759 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241759 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241759 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241759 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241759 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241759 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241759 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241759 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000241759 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241759 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241759 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241759 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241759 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000241759 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241759 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241759 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241759 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241759 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241759 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241759 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000241759 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241759 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000241757 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241757 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241757 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241757 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241757 | Sony Group Corp.FR_835699307
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241757 | BYD Co. Ltd.FR_653665901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241757 | HDFC Bank Ltd.FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241757 | Kerry Group PLCFR_451957906
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241757 | Aviva PLCFR_BPQY8M906
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241757 | Koninklijke Ahold Delhaize NVFR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000241757 | China
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241757 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241757 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241757 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000241757 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000241757 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241757 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000241757 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000241757 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241757 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000241757 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241757 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000241757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000241757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000241757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000241757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241757 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000241757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241757 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000093288 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093288 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093288 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093288 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093288 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093288 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093288 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093288 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093288 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093288 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093288 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000093288 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093288 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093288 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093288 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000093288 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093288 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093288 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000093288 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093288 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093288 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093288 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093288 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093289 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093289 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093289 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093289 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093289 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093289 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093289 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093289 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093289 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093289 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000093289 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093289 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093289 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093289 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000093289 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093289 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093289 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000093289 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093289 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093289 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093289 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093289 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093290 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093290 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093290 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093290 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093290 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093290 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093290 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093290 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093290 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093290 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000093290 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093290 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093290 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093290 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000093290 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093290 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093290 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000093290 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093290 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093290 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093290 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093290 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000093291 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000093291 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093291 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093291 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000093291 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093291 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093291 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093291 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093291 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093291 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093291 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000093291 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000093291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000093291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000093291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000093291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000093291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000093291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000093291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000093291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156757 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156757 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156757 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156757 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156757 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156757 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156757 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156757 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156757 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156757 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000156757 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000156757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000156757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000156757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000156757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241382 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241382 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241382 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241382 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241382 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241382 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241382 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241382 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241382 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241382 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241382 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000241382 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241382 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000241382 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241382 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000241382 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241382 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241382 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241382 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241382 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241382 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241382 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241382 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241382 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171801 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171801 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171801 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171801 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171801 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171801 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171801 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171801 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171801 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171801 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171801 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000171801 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000171801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000171801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171801 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171801 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171801 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171799 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171799 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171799 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171799 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171799 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171799 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171799 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171799 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171799 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171799 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171799 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000171799 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000171799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000171799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171799 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171800 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171800 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171800 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171800 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171800 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171800 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171800 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171800 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171800 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171800 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171800 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000171800 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000171800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000171800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000171800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000171800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171800 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241383 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000241383 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241383 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000241383 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241383 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241383 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241383 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241383 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241383 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241383 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241383 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000241383 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000241383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000241383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000241383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000241383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241383 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171804 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171804 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171804 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171804 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171804 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171804 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171804 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171804 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171804 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171804 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171804 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171804 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000171804 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000171804 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171804 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171804 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171804 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171804 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171804 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171804 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171804 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171804 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171804 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171802 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171802 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171802 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171802 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171802 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171802 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171802 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171802 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171802 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171802 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171802 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171802 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000171802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000171802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171802 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171802 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171803 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171803 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171803 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171803 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171803 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171803 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171803 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171803 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171803 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171803 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171803 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171803 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171803 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000171803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000171803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000171803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000171803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171803 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171803 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228030 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228030 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228030 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228030 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228030 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228030 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228030 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228030 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228030 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228030 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228030 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000228030 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228030 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000228030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000228030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000228030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000228030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000228030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228030 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228030 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228030 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171807 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171807 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171807 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171807 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171807 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171807 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171807 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171807 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171807 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171807 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000171807 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171807 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000171807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171807 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171807 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171805 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171805 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171805 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171805 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171805 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171805 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171805 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171805 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171805 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171805 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000171805 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171805 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000171805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171805 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171805 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171805 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171806 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171806 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171806 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171806 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171806 | iShares Russell 1000 Value ETFFR_464287598
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171806 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171806 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171806 | Progressive Corp.FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171806 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171806 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000171806 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171806 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000171806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000171806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000171806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000171806 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171806 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241763 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241763 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | U.S. Treasury BondsFR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241763 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241763 | JPMorgan Chase & Co.FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | U.S. Government Obligations_FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241763 | AAA_FR_693342AK3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241763 | AA_FR_12189LBK6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241763 | A_FR_125523CQ1
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000241763 | BBB_FR_172967LU3
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000241763 | BB_FR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241763 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241763 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000241763 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241763 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241763 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241763 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241763 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241761 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241761 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | U.S. Treasury BondsFR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241761 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241761 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241761 | JPMorgan Chase & Co.FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | U.S. Government Obligations_FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000241761 | AAA_FR_693342AK3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241761 | AA_FR_12189LBK6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000241761 | A_FR_125523CQ1
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000241761 | BBB_FR_172967LU3
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000241761 | BB_FR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241761 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000241761 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000241761 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241761 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000241761 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246912 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246912 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | U.S. Treasury BondsFR_912810TB4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246912 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246912 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246912 | JPMorgan Chase & Co.FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | U.S. Government Obligations_FR_912810UF3
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246912 | AAA_FR_693342AK3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000246912 | AA_FR_12189LBK6
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246912 | A_FR_125523CQ1
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000246912 | BBB_FR_172967LU3
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000246912 | BB_FR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246912 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000246912 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246912 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246912 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246912 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246912 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246912 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246912 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132301 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132301 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132301 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132301 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132301 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132301 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132301 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132301 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132301 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132301 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132301 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132301 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000132301 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132301 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000132301 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132301 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132301 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132301 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132301 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132301 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132302 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132302 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132302 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132302 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132302 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132302 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132302 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132302 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132302 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132302 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132302 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000132302 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132302 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000132302 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132302 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132302 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132302 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132302 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132302 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132303 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132303 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132303 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132303 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132303 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132303 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132303 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132303 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132303 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132303 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132303 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000132303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132303 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000132303 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132303 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132303 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132303 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132303 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000132304 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132304 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000132304 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000132304 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132304 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132304 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000132304 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132304 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132304 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132304 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132304 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000132304 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000132304 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000132304 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000132304 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132304 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000132304 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000132304 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000132304 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132304 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171825 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171825 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171825 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171825 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171825 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171825 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171825 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171825 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171825 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171825 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000171825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000171825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000171825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171823 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171823 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171823 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171823 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171823 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171823 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171823 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171823 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171823 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171823 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171823 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171823 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000171823 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171823 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000171823 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171823 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171823 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000171823 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171823 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171823 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171824 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171824 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000171824 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171824 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171824 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171824 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171824 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171824 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171824 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171824 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171824 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000171824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000171824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000171824 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171824 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171824 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228028 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228028 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000228028 | ARES Management Corp.FR_03990B101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228028 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228028 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228028 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228028 | Tradeweb Markets, Inc.FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228028 | CDW Corp.FR_12514G108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228028 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228028 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228028 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000228028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000228028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000228028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000228028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000228028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228028 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000140993 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140993 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140993 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140993 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140993 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140993 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140993 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000140993 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140993 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]
C000140993 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140993 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140993 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000140993 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000140993 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140993 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000140993 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000140993 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140993 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140993 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140993 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140994 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140994 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140994 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140994 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140994 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140994 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140994 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000140994 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140994 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[36]
C000140994 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140994 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000140994 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000140994 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140994 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000140994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000140994 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140994 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140994 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140994 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140995 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140995 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140995 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140995 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140995 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140995 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140995 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000140995 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140995 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[37]
C000140995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000140995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000140995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000140995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000140995 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000140996 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140996 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140996 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000140996 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140996 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140996 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140996 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000140996 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140996 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[38]
C000140996 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000140996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140996 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000140996 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000140996 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000140996 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000140996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000140996 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000140996 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000140996 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000140996 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171834 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171834 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171834 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171834 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171834 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171834 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171834 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000171834 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171834 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[39]
C000171834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000171834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171832 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171832 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171832 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171832 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171832 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171832 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171832 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000171832 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171832 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[40]
C000171832 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171832 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171832 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171832 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171832 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171832 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171832 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000171832 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171832 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171832 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171832 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171833 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171833 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171833 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171833 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171833 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000171833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[41]
C000171833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000171833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000171833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000171833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000171833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000172163 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172163 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172163 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172163 | HF Sinclair Corp.FR_403949100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172163 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172163 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172163 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000172163 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172163 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[42]
C000172163 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000172163 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172163 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000172163 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000172163 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000172163 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000172163 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000172163 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000172163 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000172163 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172163 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000137932 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137932 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137932 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137932 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137932 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137932 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137932 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137932 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000137932 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000137932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137932 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137932 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137933 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137933 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137933 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137933 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137933 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137933 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137933 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137933 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137933 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137933 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000137933 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000137933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137933 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137933 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137934 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137934 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137934 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137934 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137934 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137934 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137934 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137934 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137934 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137934 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000137934 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000137934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137934 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137934 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137935 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137935 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137935 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137935 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137935 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137935 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000137935 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000137935 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137935 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000137935 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000137935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137935 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000137935 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021228 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021228 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021228 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021228 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021228 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021228 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021228 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021228 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021228 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021228 | U.S. Government Obligations_FR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000021228 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021228 | A_FR_38237GAA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021228 | BBB_FR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021228 | _FR_92512LT68_0.000000_2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000021228 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021228 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021228 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021228 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021228 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021228 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021228 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021228 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021228 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021228 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021230 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021230 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021230 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021230 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021230 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021230 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021230 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021230 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021230 | U.S. Government Obligations_FR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000021230 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021230 | A_FR_38237GAA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021230 | BBB_FR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021230 | _FR_92512LT68_0.000000_2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000021230 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000021230 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000021230 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021230 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021230 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021230 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021230 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021230 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021230 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021230 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081953 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000081953 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081953 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081953 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081953 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081953 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081953 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081953 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081953 | U.S. Government Obligations_FR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000081953 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081953 | A_FR_38237GAA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081953 | BBB_FR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000081953 | _FR_92512LT68_0.000000_2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081953 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000081953 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000081953 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081953 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000081953 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081953 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081953 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081953 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081953 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081953 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081953 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234683 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234683 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234683 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234683 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234683 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234683 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234683 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234683 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234683 | U.S. Government Obligations_FR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000234683 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234683 | A_FR_38237GAA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234683 | BBB_FR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234683 | _FR_92512LT68_0.000000_2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000234683 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000234683 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000234683 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234683 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234683 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234683 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234683 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234683 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234683 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234683 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156741 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000156741 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156741 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156741 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156741 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F022659
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F030652
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156741 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F052656
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156741 | AAA_FR_64829NAA2
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156741 | BB_FR_195325DS1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156741 | U.S. Government Obligations_FR_912810TR9
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000156741 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156741 | A_FR_38237GAA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156741 | BBB_FR_71654QCP5
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000156741 | _FR_92512LT68_0.000000_2025-06-06
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156741 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.20%
C000156741 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000156741 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000156741 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000156741 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156741 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156741 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156741 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156741 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156741 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156741 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000054268 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000054268 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000054268 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000054268 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054268 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000054268 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000054268 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000054268 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000054268 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000054268 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000054268 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054268 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000054268 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000054268 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000054268 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000054268 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000054268 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000054268 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000054269 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000054269 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000054269 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000054269 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054269 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000054269 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000054269 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000054269 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000054269 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000054269 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000054269 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054269 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000054269 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000054269 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000054269 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000054269 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000054269 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000054269 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081831 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081831 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081831 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081831 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081831 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000081831 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000081831 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081831 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000081831 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000081831 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081831 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000081831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000081831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000081831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081831 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021256 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021256 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021256 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021256 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021256 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021256 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000021256 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021256 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000021256 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000021256 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021256 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021256 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000021256 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021256 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021256 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021256 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021256 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021256 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237766 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237766 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237766 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237766 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237766 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237766 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000237766 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237766 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000237766 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000237766 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237766 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237766 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000237766 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000237766 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237766 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237766 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237766 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237767 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237767 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237767 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237767 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237767 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237767 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000237767 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237767 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000237767 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000237767 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237767 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237767 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000237767 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000237767 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237767 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237767 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237767 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237767 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237768 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237768 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237768 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237768 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237768 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237768 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000237768 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237768 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000237768 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000237768 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237768 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000237768 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000237768 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000237768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237768 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156747 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156747 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156747 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156747 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156747 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Infor LLCFR_45674CAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | PNC Financial Services Group, Inc.FR_693475BV6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | U.S. Government Obligations_FR_31336CQR7
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156747 | AAA_FR_826934AA9
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000156747 | AA_FR_55293BAF2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156747 | A_FR_90205FAJ9
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000156747 | BBB_FR_25273CAC4
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000156747 | BB_FR_758750AL7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000156747 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156747 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000156747 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156747 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156747 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000156747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000156747 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156747 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117711 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117711 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117711 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117711 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117711 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117711 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117711 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117711 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117711 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117711 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117711 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000117711 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117711 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117711 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000117711 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117711 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117711 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117711 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000117711 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117711 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000117712 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117712 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117712 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117712 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117712 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117712 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117712 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117712 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117712 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117712 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117712 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000117712 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117712 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117712 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000117712 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117712 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117712 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117712 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000117712 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117712 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000117713 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117713 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117713 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117713 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117713 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117713 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117713 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117713 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117713 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117713 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117713 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000117713 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117713 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117713 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000117713 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117713 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117713 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117713 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000117713 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117713 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000117714 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000117714 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000117714 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117714 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117714 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117714 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117714 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117714 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000117714 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117714 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117714 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000117714 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117714 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117714 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000117714 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000117714 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000117714 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000117714 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000117714 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000117714 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171822 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171822 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171822 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171822 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171822 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171822 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171822 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171822 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171822 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171822 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171822 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171822 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000171822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000171822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000171822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171822 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171820 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171820 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171820 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171820 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171820 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171820 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171820 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171820 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171820 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171820 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171820 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171820 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171820 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000171820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000171820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000171820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000171821 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000171821 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171821 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171821 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171821 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171821 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171821 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171821 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171821 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171821 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171821 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171821 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171821 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000171821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000171821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000171821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171821 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000172147 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000172147 | Texas Roadhouse, Inc.FR_882681109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000172147 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172147 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172147 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172147 | HealthEquity, Inc.FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172147 | Chemed Corp.FR_16359R103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172147 | Paylocity Holding Corp.FR_70438V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172147 | Excelerate Energy, Inc.FR_30069T101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172147 | LeMaitre Vascular, Inc.FR_525558201
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172147 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000172147 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172147 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000172147 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000172147 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000172147 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000172147 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000172147 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000172147 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000172147 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112974 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112974 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112974 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112974 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112974 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112974 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112974 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112974 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000112974 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112974 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112974 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112974 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000112974 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112974 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112974 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000112974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112974 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000112974 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112974 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112974 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112971 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112971 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112971 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112971 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112971 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112971 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112971 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112971 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000112971 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112971 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112971 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112971 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112971 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000112971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112971 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112971 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000112971 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112971 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000112971 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112971 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112971 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112972 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112972 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112972 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112972 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112972 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112972 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112972 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112972 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000112972 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112972 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112972 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112972 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112972 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000112972 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112972 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112972 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000112972 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112972 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000112972 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112972 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112972 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112973 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112973 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112973 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112973 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112973 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112973 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112973 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112973 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000112973 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112973 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112973 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000112973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000112973 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000112973 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112973 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112973 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000112973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112973 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000112973 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112973 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112973 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171819 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171819 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171819 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171819 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171819 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171819 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171819 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171819 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000171819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171817 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171817 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171817 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171817 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171817 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171817 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171817 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171817 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171817 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171817 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171817 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171817 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000171817 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171817 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171817 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171817 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171817 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171817 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171818 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171818 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171818 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171818 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171818 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171818 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171818 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000171818 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171818 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000171818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000171818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000171818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000171818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000171818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172145 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172145 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172145 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172145 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172145 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172145 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172145 | Encompass Health Corp.FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | WaFd, Inc.FR_938824109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000172145 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000172145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172145 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000172145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000172145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000172145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000172145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000172145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000172145 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021260 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021260 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021260 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000021260 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021260 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021262 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021262 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021262 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000021262 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021262 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021262 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021262 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021262 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021262 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021262 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021262 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021262 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021262 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021262 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021262 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021262 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081833 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081833 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081833 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000081833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000081833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000081833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000081833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000081833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000081833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000081833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021263 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021263 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021263 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000021263 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021263 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021263 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021263 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000021263 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021263 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000021263 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021263 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000021263 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021263 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021263 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156749 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156749 | Archer-Daniels-Midland Co.FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Jazz Pharmaceuticals PLCFR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156749 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000156749 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156749 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156749 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000156749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000156749 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000156749 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000156749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000156749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156749 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000156749 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000156749 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000149082 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.272289_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000149082 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149082 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149082 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149082 | U.S. Treasury BillsFR_912797PF8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149082 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | U.S. Treasury BillsFR_912797PW1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149082 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149082 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149082 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149082 | U.S. Government Obligations_FR_31418ECQ1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000149082 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149082 | AA_FR_023135CF1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149082 | A_FR_035240AV2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149082 | BBB_FR_097023CY9
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000149082 | BB_FR_674599EF8
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149082 | B_FR_68835HAH3
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000149082 | CCC and Below_FR_64072UAK8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149082 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000149082 | _FR_ACI2QDMZ3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149082 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149082 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000149082 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149082 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000149082 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000149082 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149082 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000149082 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000149082 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149082 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149082 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149082 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000149084 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.272289_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000149084 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149084 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149084 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149084 | U.S. Treasury BillsFR_912797PF8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149084 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | U.S. Treasury BillsFR_912797PW1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149084 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149084 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149084 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149084 | U.S. Government Obligations_FR_31418ECQ1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000149084 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149084 | AA_FR_023135CF1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149084 | A_FR_035240AV2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149084 | BBB_FR_097023CY9
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000149084 | BB_FR_674599EF8
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149084 | B_FR_68835HAH3
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000149084 | CCC and Below_FR_64072UAK8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149084 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000149084 | _FR_ACI2QDMZ3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149084 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149084 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000149084 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149084 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000149084 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000149084 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149084 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000149084 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000149084 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149084 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149084 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149084 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000149085 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.272289_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000149085 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000149085 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000149085 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149085 | U.S. Treasury BillsFR_912797PF8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149085 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | U.S. Treasury BillsFR_912797PW1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149085 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149085 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149085 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149085 | U.S. Government Obligations_FR_31418ECQ1
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000149085 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149085 | AA_FR_023135CF1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149085 | A_FR_035240AV2
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149085 | BBB_FR_097023CY9
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000149085 | BB_FR_674599EF8
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000149085 | B_FR_68835HAH3
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000149085 | CCC and Below_FR_64072UAK8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149085 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000149085 | _FR_ACI2QDMZ3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149085 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149085 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000149085 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149085 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000149085 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000149085 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000149085 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000149085 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000149085 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000149085 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149085 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149085 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000122141 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122141 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122141 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122141 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122141 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122141 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122141 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122141 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122141 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000122141 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122141 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122141 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000122141 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122141 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000122141 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122141 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122141 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000122141 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122141 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122141 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122141 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122141 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122142 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122142 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122142 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122142 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122142 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122142 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122142 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122142 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122142 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000122142 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122142 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122142 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000122142 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122142 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000122142 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122142 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122142 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000122142 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122142 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122142 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122142 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122142 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122143 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122143 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122143 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122143 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122143 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122143 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122143 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122143 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122143 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000122143 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122143 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122143 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000122143 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122143 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000122143 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122143 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122143 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000122143 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122143 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122143 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122143 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122143 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122144 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122144 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122144 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122144 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122144 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122144 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122144 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122144 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122144 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122144 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000122144 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122144 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000122144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000122144 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000122144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122144 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000122144 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122144 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122144 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122144 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122144 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156763 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156763 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156763 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156763 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156763 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156763 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156763 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | Quest Diagnostics, Inc.FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156763 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156763 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156763 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000156763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000156763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000156763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000156763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000156763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156763 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156763 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000156763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241767 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241767 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241767 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241767 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241767 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241767 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241767 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241767 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241767 | Ascendis Pharma ASFR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241767 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241767 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[43]
C000241767 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000241767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000241767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241765 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241765 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241765 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000241765 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241765 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241765 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241765 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241765 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241765 | Ascendis Pharma ASFR_04351P101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000241765 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241765 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[44]
C000241765 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	43.50%
C000241765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000241765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000241765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000241765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000241765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000241765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241771 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241771 | Discover Card Execution Note TrustFR_254683CY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241771 | Ford Credit Auto Owner TrustFR_345340AA1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | WEC Energy Group, Inc.FR_92930VSF1_0.000000_2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | Liberty Street Funding LLCFR_53127TSK0_0.000000_2025-05-19
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | EIDP, Inc.FR_28249KST5_0.000000_2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Siemens Capital Co. LLCFR_82619TSW8_0.000000_2025-05-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Manhattan Asset Funding Co. LLCFR_56274LT46_0.000000_2025-06-04
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Britannia Funding Co. LLCFR_11042LT42_0.000000_2025-06-04
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Mont Blanc Capital Corp.FR_6117P4T59_0.000000_2025-06-05
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | _FR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241771 | AAA_FR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000241771 | AA_FR_592179KD6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241771 | A_FR_826525AB3
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241771 | BBB_FR_286181AM4
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000241771 | _FR_2332K0UF7_0.000000_2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000241771 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000241771 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000241771 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000241771 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241771 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241768 | U.S. Treasury BillsFR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241768 | Discover Card Execution Note TrustFR_254683CY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241768 | Ford Credit Auto Owner TrustFR_345340AA1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | WEC Energy Group, Inc.FR_92930VSF1_0.000000_2025-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | Liberty Street Funding LLCFR_53127TSK0_0.000000_2025-05-19
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | EIDP, Inc.FR_28249KST5_0.000000_2025-05-27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Siemens Capital Co. LLCFR_82619TSW8_0.000000_2025-05-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Manhattan Asset Funding Co. LLCFR_56274LT46_0.000000_2025-06-04
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Britannia Funding Co. LLCFR_11042LT42_0.000000_2025-06-04
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Mont Blanc Capital Corp.FR_6117P4T59_0.000000_2025-06-05
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | _FR_912797PM3_0.010000_2026-02-19
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000241768 | AAA_FR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000241768 | AA_FR_592179KD6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241768 | A_FR_826525AB3
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000241768 | BBB_FR_286181AM4
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000241768 | _FR_2332K0UF7_0.000000_2025-07-15
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000241768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000241768 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000241768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000241768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241768 | AssetShort-Term U.S. Government Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000080716 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080716 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080716 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000080716 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080716 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080716 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080716 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080716 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080716 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080716 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080716 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000080716 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080716 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000080716 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000080716 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080716 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080716 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080716 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080716 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080716 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080716 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080716 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080718 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080718 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080718 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000080718 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080718 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080718 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080718 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080718 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080718 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080718 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080718 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000080718 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080718 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000080718 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000080718 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080718 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080718 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080718 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080718 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080718 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080718 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080718 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081840 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081840 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081840 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081840 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000081840 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081840 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081840 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081840 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081840 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081840 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081840 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000081840 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000081840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000081840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000081840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000081840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081840 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081840 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080720 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080720 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080720 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000080720 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000080720 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000080720 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080720 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000080720 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080720 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080720 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080720 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000080720 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000080720 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000080720 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000080720 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080720 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080720 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000080720 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080720 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080720 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080720 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080720 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228027 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228027 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000228027 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000228027 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228027 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228027 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228027 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228027 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228027 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228027 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228027 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000228027 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000228027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000228027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228027 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000228027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228027 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228027 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228027 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110015 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000110015 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000110015 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110015 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000110015 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110015 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110015 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110015 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110015 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110015 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000110015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000110015 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000110015 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000110015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110015 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000110015 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000110015 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000110015 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000110015 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110015 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110015 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
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[27]	Percentage rounds to less than 0.1% or (0.1)%.
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[30]	Percentage rounds to less than 0.1% or (0.1)%.
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[32]	Percentage rounds to less than 0.1% or (0.1)%.
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[34]	Percentage rounds to less than 0.1% or (0.1)%.
[35]	Percentage rounds to less than 0.1% or (0.1)%.
[36]	Percentage rounds to less than 0.1% or (0.1)%.
[37]	Percentage rounds to less than 0.1% or (0.1)%.
[38]	Percentage rounds to less than 0.1% or (0.1)%.
[39]	Percentage rounds to less than 0.1% or (0.1)%.
[40]	Percentage rounds to less than 0.1% or (0.1)%.
[41]	Percentage rounds to less than 0.1% or (0.1)%.
[42]	Percentage rounds to less than 0.1% or (0.1)%.
[43]	Percentage rounds to less than 0.1% or (0.1)%.
[44]	Percentage rounds to less than 0.1% or (0.1)%.